Summary of Significant Accounting Policies - Schedule of Securities that were Excluded from the Diluted Per Share (Details) - shares	3 Months Ended				12 Months Ended
	Mar. 31, 2025		Mar. 31, 2024		Dec. 31, 2024		Dec. 31, 2023
Schedule of Summarizes the Securities that were Excluded from the Diluted Per Share [Line Items]
Potentially dilutive securities	5,384,113		451,986		2,169,030		414,659
Options to purchase common stock [Member]
Schedule of Summarizes the Securities that were Excluded from the Diluted Per Share [Line Items]
Potentially dilutive securities	1,451,425		47,287		52,479		56,880
Warrants to purchase common stock [Member]
Schedule of Summarizes the Securities that were Excluded from the Diluted Per Share [Line Items]
Potentially dilutive securities	171,163		60,562		182,996		43,035
Series A Preferred Stock [Member]
Schedule of Summarizes the Securities that were Excluded from the Diluted Per Share [Line Items]
Potentially dilutive securities		[1]	60,000	[1]	60,000	[2]	60,000	[2]
Series B Preferred Stock [Member]
Schedule of Summarizes the Securities that were Excluded from the Diluted Per Share [Line Items]
Potentially dilutive securities		[3]	194,004	[3]	194,004	[4]	194,004	[4]
Series C Preferred Stock [Member]
Schedule of Summarizes the Securities that were Excluded from the Diluted Per Share [Line Items]
Potentially dilutive securities	1,452,282	[5]		[5]	1,452,282	[6]		[6]
Convertible notes [Member]
Schedule of Summarizes the Securities that were Excluded from the Diluted Per Share [Line Items]
Potentially dilutive securities	234,554	[7]	90,133	[7]	227,269	[8]	60,740	[8]

[1]	Assumed the Series A convertible preferred stock (“Series A Preferred Stock”) was converted into shares of common stock of the Company at a conversion price of $150.00 per share.
[2]	Assumed the Series A convertible preferred stock was converted into shares of common stock of the Company at a conversion price of $150.00 per share.
[3]	Assumed the Series B convertible preferred stock was converted into shares of common stock of the Company at a conversion price of $56.70 per share.
[4]	Assumed the Series B convertible preferred stock was converted into shares of common stock of the Company at a conversion price of $56.70 per share.
[5]	Assumed the Series C convertible preferred stock (“Series C Preferred Stock”) was converted into shares of common stock of the Company at a conversion price of $2.41 per share.
[6]	Assumed the Series C convertible preferred stock was converted into shares of common stock of the Company at a conversion price of $2.41 per share.
[7]	Assumed the convertible notes were converted into shares of common stock of the Company at a conversion price of $11.25 per share for the three months ended March 31, 2025. Assumed the convertible notes were converted into shares of common stock of the Company at a conversion price of $67.50 and $22.50 and $15.00 per share for the three months ended March 31, 2024.
[8]	Assumed the convertible notes were converted into shares of common stock of the Company at a conversion price of $11.25 per share for the year ended December 31, 2024. Assumed the convertible notes were converted into shares of common stock of the Company at a conversion price of $67.50 and $22.50 per share for the year ended December 31, 2023.